Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Stockholders' Equity (Deficit)

Note 8. Stockholders' Equity (Deficit)

Loan Warrants

As noted in Note 5 – Debt, on June 28, 2024 in connection with the Short-Term Loan Agreement, the Company agreed to issue to the Lender and the Participating Lenders Loan Warrants to purchase an aggregate of 550,000 shares of the Company’s Common Stock. The Loan Warrants have an exercise price of $12.12 per share of Common Stock, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions. The Loan Warrants will expire on June 28, 2028, are exercisable on a cash basis, and contain customary registration rights with respect to the shares of Common Stock issuable upon exercise of the Loan Warrants. As of September 30, 2024, none of the Loan Warrants have been exercised.

The proceeds from the Short-Term Loan Agreement, along with the related Loan Costs incurred, were allocated to the Loan Warrants and Short-Term Loan based on their relative fair values. This allocation resulted in the Warrants having a net value of $3.2 million that the Company recorded within Additional Paid-In Capital within the Company’s Condensed Consolidated Statements of Stockholders’ Deficit.

2025 Convertible Note Repurchases

As discussed in Note 5 – Debt, on July 18, 2024, the Company entered into an agreement with a holder of approximately $4.7 million in principal amount of the 2025 Convertible Notes, pursuant to which the Company repurchased the holder’s 2025 Convertible Notes in exchange for approximately 0.3 million shares of the Company’s common stock and warrants to purchase an aggregate of approximately 0.2 million shares of the Company’s common stock, plus accrued interest. The warrants have an exercise price of $13.37, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions.

As discussed in Note 5 – Debt, on August 2, 2024, the Company entered into an agreement with two related holders of approximately $1.5 million in principal amount of the 2025 Convertible Notes, pursuant to which the Company repurchased the holders’ 2025 Convertible Notes in exchange for approximately 0.1 million shares of the Company’s common stock and warrants to purchase an aggregate of approximately 0.1 million shares of the Company’s common stock, plus accrued interest. The warrants have an exercise price of $11.03, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions.

These warrants expire four years from their dates of issuance, are exercisable on a cash basis and are otherwise in substantially the same form as the Loan Warrants. The Company granted the holder customary registration rights with respect to the common shares and the shares of common stock issuable upon exercise of the warrants. As of September 30, 2024, none of these warrants have been exercised.

Public Equity Offering

In January 2021, the Company entered into an Equity Distribution Agreement with Canaccord Genuity LLC (the “Agent”), pursuant to which the Company could offer and sell, from time to time, through or to the Agent, up to $40.0 million of shares of its common stock (the “ATM Offering”). The Company did not sell any shares under the ATM Offering during the three months ended September 30, 2023. During the nine months ended September 30, 2023 the Company sold 803,596 shares of common stock, at an average price of $7.54 per share, for net proceeds of $6.1 million, after deducting underwriter fees and discounts. Effective as of November 2, 2023, the Equity Distribution Agreement was terminated by the Company, and there will be no further sales under the ATM Offering.

Preferred Stock

The Company has a total of 2,000,000 shares of preferred stock authorized for issuance at a par value of $0.001 per share, 150,000 of which have been designated Series D Preferred Stock and 39,500 of which have been designated Series E Preferred Stock. As of September 30, 2024 and December 31, 2023, the Company had 25,000 shares of Series E preferred stock issued and outstanding.